ASSETS HELD FOR SALE	6 Months Ended
Jun. 28, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE
Assets classified as held for sale as at 28 June 2024 and 31 December 2023 were €43 million and €22 million, respectively. These assets primarily consist of properties expected to be sold in the near future.